Future Minimum Lease Payments Receivable Under Long-Term Leases (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014
Future Minimum Payments Receivable [Line Items]
2015	$ 317,390
2016	233,601
2017	166,116
2018	105,562
2019 and thereafter	92,887
Total future minimum lease payments receivable	$ 915,556